UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21074

Cohen & Steers Premium Income Realty Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

John E. McLean 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2007

Item 1. Schedule of Investments

COHEN & STEERS PREMIUM INCOME REALTY FUND, INC.

SCHEDULE OF INVESTMENTS

March 31, 2007 (Unaudited)

		Number of Shares	Value

COMMON STOCK	111.7%
DIVERSIFIED	15.5%
Colonial Properties Trust		489,300	$22,346,331
Entertainment Properties Trust		151,900	9,151,975
iStar Financial		390,900	18,305,847
Spirit Finance Corp.		1,005,100	14,975,990
Vornado Realty Trust		558,000	66,591,720
			131,371,863
HEALTH CARE	19.5%
Health Care Property Investors		912,400	32,873,772
Health Care REIT		555,800	24,399,620
Nationwide Health Properties		1,010,800	31,597,608
Senior Housing Properties Trust		791,145	18,908,366
Ventas		1,358,800	57,246,244
			165,025,610
HOTEL	5.1%
DiamondRock Hospitality Co.		523,900	9,954,100
Hospitality Properties Trust		433,800	20,301,840
Strategic Hotels & Resorts		570,600	13,049,622
			43,305,562
INDUSTRIAL	4.4%
DCT Industrial Trust		831,129	9,832,256
First Industrial Realty Trust		274,400	12,430,320
ING Industrial Fund (Australia)		3,441,259	6,571,002
ProLogis European Properties (Netherlands)		415,200	8,624,729
			37,458,307
MORTGAGE	5.2%
Annaly Capital Management		340,100	5,264,748
Gramercy Capital Corp.		678,000	20,801,040
Newcastle Investment Corp.		643,337	17,839,735
			43,905,523

		Number of Shares	Value

OFFICE	19.4%
Boston Properties		192,600	$22,611,240
Brandywine Realty Trust		1,067,882	35,677,937
Highwoods Properties		559,200	22,082,808
HRPT Properties Trust		646,400	7,950,720
ING Office Fund (Australia)		4,829,800	6,135,233
Mack-Cali Realty Corp.(a)		846,400	40,314,032
Maguire Properties		507,800	18,057,368
Mapeley Ltd. (United Kingdom)		68,200	5,220,665
Parkway Properties		125,500	6,557,375
			164,607,378
OFFICE/INDUSTRIAL	6.1%
Liberty Property Trust		861,500	41,972,280
Mission West Properties		685,000	9,905,100
			51,877,380
RESIDENTIAL—APARTMENT	21.7%
American Campus Communities		354,684	10,743,378
Apartment Investment & Management Co.		311,000	17,941,590
Archstone-Smith Trust		560,717	30,435,719
AvalonBay Communities		320,100	41,613,000
Camden Property Trust		317,300	22,309,363
Education Realty Trust		391,300	5,783,414
GMH Communities Trust		500,800	5,002,992
Home Properties		445,959	23,551,095
Mid-America Apartment Communities		228,500	12,855,410
UDR		463,300	14,186,246
			184,422,207
SELF STORAGE	2.8%
Extra Space Storage		367,700	6,964,238
Sovran Self Storage		158,700	8,793,567
U-Store-It Trust		388,700	7,820,644
			23,578,449

		Number of Shares	Value

SHOPPING CENTER	12.0%
COMMUNITY CENTER	3.8%
Cedar Shopping Centers		594,400	$9,629,280
Inland Real Estate Corp.		279,200	5,120,528
Ramco-Gershenson Properties Trust		494,000	17,640,740
			32,390,548
REGIONAL MALL	8.2%
Glimcher Realty Trust		627,500	16,955,050
Macerich Co.		562,600	51,961,736
Primaris Retail REIT (Canada)		19,300	339,693
			69,256,479
TOTAL SHOPPING CENTER			101,647,027
TOTAL COMMON STOCK (Identified cost—$534,941,509)			947,199,306

PREFERRED STOCK	30.2%
DIVERSIFIED	4.5%
Capital Lease Funding, 8.125%, Series A		23,300	589,723
Colonial Properties Trust, 8.125%, Series D		190,300	4,902,128
Colonial Properties Trust, 7.62%, Series E		22,700	574,310
Crescent Real Estate Equities Co., 6.75%, Series A (Convertible)		2,900	64,554
Digital Realty Trust, 8.50%, Series A		130,600	3,372,092
Digital Realty Trust, 7.875%, Series B		42,000	1,079,400
Duke Realty Corp., 6.625%, Series J		123,500	3,096,145
Duke Realty Corp., 6.95%, Series M		104,000	2,631,200
Entertainment Properties Trust, 7.75%, Series B		110,000	2,817,100
iStar Financial, 7.875%, Series E		70,000	1,794,800
iStar Financial, 7.80%, Series F		200,000	5,104,000
iStar Financial, 7.65%, Series G		60,000	1,527,000
iStar Financial, 7.50%, Series I		80,000	2,034,800
Lexington Corporate Properties Trust, 8.05%, Series B		35,279	894,675
Lexington Realty Trust, 7.55%, Series D		180,000	4,592,700
Vornado Realty Trust, 6.75%, Series H		50,000	1,255,500
Vornado Realty Trust, 6.625%, Series I		80,000	1,999,200
			38,329,327

		Number of Shares	Value

HEALTH CARE	1.2%
Health Care REIT, 7.875%, Series D		136,609	$3,579,156
Health Care REIT, 7.625%, Series F		184,900	4,761,175
Omega Healthcare Investors, 8.375%, Series D		60,000	1,548,000
			9,888,331
HOTEL	5.2%
Equity Inns, 8.75%, Series B		180,000	4,640,400
Equity Inns, 8.00%, Series C		115,000	3,165,950
Hospitality Properties Trust, 8.875%, Series B		99,925	2,579,064
Hospitality Properties Trust, 7.00%, Series C		100,000	2,470,000
Host Hotels & Resorts, 8.875%, Series E		84,000	2,268,000
LaSalle Hotel Properties, 7.50%, Series D		8,300	210,322
LaSalle Hotel Properties, 8.00%, Series E		140,200	3,807,832
LaSalle Hotel Properties, 7.25%, Series G		165,000	4,166,250
Strategic Hotels & Resorts, 8.50%, Series A		10,000	250,000
Strategic Hotels & Resorts, 8.50%, Series A, 144A(b)		111,200	2,780,000
Strategic Hotels & Resorts, 8.25%, Series B		105,000	2,672,775
Strategic Hotels & Resorts, 8.25%, Series C		368,000	9,413,440
Sunstone Hotel Investors, 8.00%, Series A		226,000	5,764,130
			44,188,163
INDUSTRIAL	0.5%
AMB Property Corp., 6.85%, Series P		68,600	1,748,614
First Industrial Realty Trust, 7.25%, Series J		100,000	2,536,000
			4,284,614
MORTGAGE	1.2%
Anthracite Capital, 8.25%, Series D		90,900	2,154,330
Newcastle Investment Corp., 9.75%, Series B		111,300	2,820,899
Newcastle Investment Corp., 8.05%, Series C		30,000	750,000
Newcastle Investment Corp., 8.375%, Series D		50,000	1,240,000
NorthStar Realty Finance Corp., 8.25%, Series B		124,700	3,023,975
			9,989,204

		Number of Shares	Value

OFFICE	4.5%
BioMed Realty Trust, 7.375%, Series A		210,000	$5,292,000
Brandywine Realty Trust, 7.50%, Series C		30,000	757,800
Cousins Properties, 7.75%, Series A		87,660	2,247,602
Cousins Properties, 7.50%, Series B		178,000	4,579,940
Highwoods Properties, 8.625%, Series A		2,679	2,612,025
HRPT Properties Trust, 8.75%, Series B		500,000	12,830,000
HRPT Properties Trust, 7.125%, Series C		10,000	258,500
Kilroy Realty Corp., 7.80%, Series E		7,000	180,250
Kilroy Realty Corp., 7.50%, Series F		78,300	2,005,263
Maguire Properties, 7.625%, Series A		102,340	2,527,798
SL Green Realty Corp., 7.625%, Series C		191,234	4,853,519
			38,144,697
OFFICE/INDUSTRIAL	1.1%
PS Business Parks, 7.00%, Series H		122,000	3,069,520
PS Business Parks, 7.20%, Series M		24,900	629,597
PS Business Parks, 7.38%, Series O		120,000	3,056,400
PS Business Parks, 6.70%, Series P		104,800	2,573,888
			9,329,405
RESIDENTIAL—APARTMENT	2.4%
Apartment Investment & Management Co., 7.75%, Series U		219,700	5,608,941
Apartment Investment & Management Co., 8.00%, Series V		185,400	4,874,166
Apartment Investment & Management Co., 7.875%, Series Y		166,000	4,321,810
Associated Estates Realty Corp., 8.70%, Series B		73,800	1,924,704
Mid-America Apartment Communities, 8.30%, Series H		120,800	3,102,144
Post Properties, 8.50%, Series A		12,000	727,440
			20,559,205
SELF STORAGE	3.8%
Public Storage, 6.95%, Series H		60,000	1,536,000
Public Storage, 7.25%, Series I		248,900	6,426,598
Public Storage, 7.25%, Series K		371,600	9,617,008
Public Storage, 6.75%, Series L		405,000	10,230,300
Public Storage, 6.625%, Series M		179,800	4,450,050
			32,259,956

		Number of Shares	Value

SHOPPING CENTER	5.8%
COMMUNITY CENTER	2.8%
Cedar Shopping Centers, 8.875%, Series A		40,000	$1,049,600
National Retail Properties, 7.375%, Series C		80,000	2,044,000
Ramco-Gershenson Property Trust, 9.50%, Series B		189,100	4,806,922
Regency Centers Corp., 7.45%, Series C		44,300	1,119,018
Regency Centers Corp., 7.25%, Series D		110,000	2,781,900
Tanger Factory Outlet Centers, 7.50%, Series C		122,000	3,154,310
Urstadt Biddle Properties, 8.50%, Series C		16,000	1,731,200
Urstadt Biddle Properties, 7.50%, Series D		179,800	4,571,415
Weingarten Realty Investors, 6.50%, Series F		83,000	2,074,170
			23,332,535
REGIONAL MALL	3.0%
CBL & Associates Properties, 7.75%, Series C		139,200	3,555,168
CBL & Associates Properties, 7.375%, Series D		221,000	5,679,700
Glimcher Realty Trust, 8.75%, Series F		35,000	894,950
Glimcher Realty Trust, 8.125%, Series G		88,000	2,226,400
Pennsylvania REIT, 11.00%, Series A		108,300	5,739,900
Simon Property Group, 8.375%, Series J		70,800	4,729,440
Taubman Centers, 8.00%, Series G		100,000	2,583,000
			25,408,558
TOTAL SHOPPING CENTER			48,741,093
TOTAL PREFERRED STOCK (Identified cost—$250,542,953)			255,713,995

		Principal Amount	Value

CORPORATE BONDS	0.7%
HEALTH CARE
Ventas Realty LP/Capital Corp., 9.00%, due 5/1/12 (Identified cost—$4,903,799)		$5,000,000	$5,650,000
COMMERCIAL PAPER	1.0%
San Paolo U.S. Finance Co., 4.15%, due 4/2/07 (Identified cost—$8,485,022)		8,486,000	8,485,022

TOTAL INVESTMENTS (Identified cost—$798,873,283)	143.6%		1,217,048,323

OTHER ASSETS IN EXCESS OF LIABILITIES	0.8%		6,500,820

LIQUIDATION VALUE OF PREFERRED SHARES	(44.4)%		(376,000,000)

NET ASSETS APPLICABLE TO COMMON SHARES (Equivalent to $26.75 per share based on 31,681,637 shares of common stock outstanding)	100.0%		$847,549,143

Glossary of Portfolio Abbreviation

REIT	Real Estate Investment Trust

Note: Percentages indicated are based on the net assets applicable to common shares of the fund.

(a) 39,000 shares segregated as collateral for the interest rate swap transactions.

(b) Resale is restricted to qualified institutional investors; equals 0.3% of net assets applicable to common shares.

Note 1. Investments in Interest Rate Swaps

			Floating Rate(a)
	Notional	Fixed	(reset	Termination	Unrealized
Counterparty	Amount	Rate	monthly)	Date	Appreciation
Fleet Global Markets	$11,850,000	3.215%	5.320%	October 2, 2008	$321,049
Merrill Lynch Derivative Products	$38,000,000	3.660%	5.320%	October 18, 2007	366,053
Merrill Lynch Derivative Products	$38,000,000	4.160%	5.320%	October 18, 2009	701,793
Royal Bank of Canada	$11,850,000	3.680%	5.320%	October 22, 2008	230,632
Royal Bank of Canada	$41,000,000	4.258%	5.320%	March 9, 2010	667,225
UBS AG	$22,000,000	3.642%	5.320%	October 18, 2007	214,105
UBS AG	$30,000,000	4.640%	5.320%	October 20, 2008	141,292
UBS AG	$22,000,000	4.165%	5.320%	October 18, 2009	403,644
					$3,045,793

(a) Based on LIBOR (London Interbank Offered Rate). Represents rates in effect at March 31, 2007.

Note 2. Portfolio Valuation: Investments in securities that are listed on the New York Stock Exchange are valued, except as indicated below, at the last sale price reflected at the close of the New York Stock Exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day or, if no asked price is available, at the bid price.

Securities not listed on the New York Stock Exchange but listed on other domestic or foreign securities exchanges or admitted to trading on the National Association of Securities Dealers Automated Quotations, Inc. (Nasdaq) national market system are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment manager) to be over-the-counter, but excluding securities admitted to trading on the Nasdaq National List, are valued at the official closing prices as reported by Nasdaq, the National Quotation Bureau, or such other comparable sources as the Board of Directors deem appropriate to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day, or if no asked price is available, at the bid price. However, certain fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed by the Board of Directors to reflect the fair market value of such securities. Where securities are traded on more than one exchange and also over-the-counter, the securities will generally be valued using the quotations the Board of Directors believes most closely reflect the value of such securities.

Securities for which market prices are unavailable, or securities for which the investment manager determines that bid and/or asked price does not reflect market value, will be valued at fair value pursuant to procedures approved by the fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The fund’s use of fair value pricing may cause the net asset value of fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Short-term debt securities, which have a maturity date of 60 days or less, are valued at amortized cost, which approximates value.

Note 3. Income Tax Information

As of March 31, 2007, the federal tax cost and net unrealized appreciation were as follows:

Gross unrealized appreciation	$420,324,968
Gross unrealized depreciation	2,149,928
Net unrealized appreciation	$418,175,040

Cost for federal income tax purposes	$798,873,283

Item 2. Controls and Procedures

(a)                                  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)                                  Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS PREMIUM INCOME REALTY FUND, INC.

By:	/s/	Adam M. Derechin

Name: Adam M. Derechin

Title: President

Date: May 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/	Adam M. Derechin	By:	/s/	James Giallanza
		Name: Adam M. Derechin			Name: James Giallanza
		Title: President and principal			Title: Treasurer and principal
		executive officer			financial officer

Date: May 30, 2007